Earnings Per Share (Earnings Allocable to Common Shares) (Details) - USD ($) $ / shares in Units, shares in Thousands, $ in Thousands		3 Months Ended				12 Months Ended
		Dec. 31, 2015	Sep. 30, 2015	Jun. 30, 2015	Mar. 31, 2015	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Numerator for basic earnings per share:
Income (loss) from continuing operations attributable to iStar Inc. and allocable to common shareholders						$ 25,708	$ (67,449)	$ (46,420)
Income from discontinued operations						18,264	14,774	12,698
Net income (loss) allocable to common shareholders						43,972	(52,675)	(33,722)
Numerator for diluted earnings per share:
Income (loss) from continuing operations attributable to iStar Inc. and allocable to common shareholders						25,715	(67,449)	(46,420)
Income from discontinued operations						18,264	14,774	12,698
Net income (loss) attributable to iStar Inc. and allocable to common shareholders						$ 43,979	$ (52,675)	$ (33,722)
Denominator for basic and diluted earnings per share:
Weighted average number of shares, Basic (in shares)						73,453	84,987	85,031
Add: Effect of assumed shares issued under treasury stock method or restricted stock units (in shares)						84	0	0
Add: Effect of joint venture shares (in shares)						298	0	0
Weighted average common shares outstanding for diluted earnings per common share (in shares)						73,835	84,987	85,031
Basic earnings per common share:
Income (loss) from continuing operations attributable to iStar Inc. and allocable to common shareholders (in dollars per share)						$ 0.35	$ (0.79)	$ (0.55)
Income from discontinued operations (in dollars per share)						0.25	0.17	0.15
Earnings per share, basic (in dollars per share)						0.60	(0.62)	(0.40)
Diluted earnings per common share:
Income (loss) from continuing operations attributable to iStar Inc. and allocable to common shareholders (in dollars per share)						0.35	(0.79)	(0.55)
Income from discontinued operations (in dollars per share)						0.25	0.17	0.15
Net income (loss) attributable to iStar Inc. and allocable to common shareholders (in dollars per share)						$ 0.60	$ (0.62)	$ (0.40)
Denominator for basic and diluted earnings per HPU share:
Weighted average number of HPU share—Basic and diluted (in shares)	[1]					0	9	15
Basic and diluted earnings per HPU share:
Net income (loss) attributable to iStar Inc. and allocable to HPU holders (in dollars per share)	[1]					$ 0.00	$ (153.67)	$ (103.54)
HPU's
Numerator for basic and diluted earnings per HPU share:
Income (loss) from continuing operations attributable to iStar Inc. and allocable to HPU holders						$ 0	$ (1,383)	$ (1,553)
Income from discontinued operations						0	303	424
Net income (loss) attributable to iStar Inc. and allocable to HPU holders						$ 0	$ (1,080)	$ (1,129)
Denominator for basic and diluted earnings per HPU share:
Weighted average number of HPU share—Basic and diluted (in shares)		0	7	15	15	0	9	15
Basic and diluted earnings per HPU share:
Income (loss) from continuing operations attributable to iStar Inc. and allocable to HPU holders						$ 0.00	$ (153.67)	$ (103.54)
Income from discontinued operations						0.00	33.67	28.27
Net income (loss) attributable to iStar Inc. and allocable to HPU holders (in dollars per share)						$ 0.00	$ (120.00)	$ (75.27)

[1]	All of the Company's outstanding High Performance Units ("HPUs") were repurchased and retired on August 13, 2015 (refer to Note 13).